Fair Value Measurements (Financial Assets Measured at Fair Value on Nonrecurring Basis) (Details) (Fair value measurements, nonrecurring [Member], USD $)	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Impaired loans with specific allocation	$ 5,707,000	$ 11,991,000
Impaired loans net of partial charge-offs	10,428,000	4,227,000
Foreclosed assets	1,938,000	0
Total	18,073,000	16,218,000
Quoted Prices in Active Markets for Identical Assets, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Impaired loans with specific allocation	0	0
Impaired loans net of partial charge-offs	0	0
Foreclosed assets	0
Total	0	0
Significant Other Observable Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Impaired loans with specific allocation	0	0
Impaired loans net of partial charge-offs	0	0
Foreclosed assets	0
Total	0	0
Significant Unobservable Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Impaired loans with specific allocation	5,707,000	11,991,000
Impaired loans net of partial charge-offs	10,428,000	4,227,000
Foreclosed assets	1,938,000
Total	$ 18,073,000	$ 16,218,000